Condensed Consolidating Financial Information (Details 1) (USD $) In Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Condensed Consolidating Statement of Operations
Revenues	$ 11,294.2	[1],[2]	$ 11,251.8	[1],[2]	$ 11,288.8	[1],[2]	$ 11,138.4	[1],[2],[3]	$ 8,197.0	[1],[2]	$ 5,613.0	[1],[2]	$ 5,496.8	[1],[2]	$ 5,415.5	[1],[2],[3]	$ 44,973.2	[4]	$ 24,722.3	[4]	$ 21,941.2	[4]
Operating expenses																	42,902.3		23,224.8		20,666.9
Operating income	557.9	[2]	528.0	[2]	530.3	[2]	454.7	[2],[3]	403.6	[2]	358.4	[2]	380.2	[2]	355.3	[2],[3]	2,070.9		1,497.5		1,274.3
Non-operating charges, net																					(2.0)
Undistributed loss from joint venture																					(0.3)
Interest expense, net																	(162.2)		(189.1)		(64.6)
Income before income taxes																	1,908.7		1,308.4		1,207.4
Provision for income taxes																	704.1		481.8		431.5
Net income (loss) from continuing operations	329.6	[2]	307.1	[2]	307.3	[2]	260.6	[2],[3]	223.1	[2]	196.8	[2]	192.1	[2]	214.6	[2],[3]	1,204.6		826.6		775.9
Net (loss) income from discontinued operations, net of tax			(5.6)	[2]	(17.4)	[2]	(0.4)	[2],[3]	0.2	[2]	0.8	[2]	0.2	[2]	(0.2)	[2],[3]	(23.4)		1.0		0.2
Net income (loss)	329.6	[2]	301.5	[2]	289.9	[2]	260.2	[2],[3]	223.3	[2]	197.6	[2]	192.3	[2]	214.4	[2],[3]	1,181.2		827.6		776.1
Express Scripts, Inc. [Member]
Condensed Consolidating Statement of Operations
Revenues																	29,594.6		14,642.9		9,674.6
Operating expenses																	28,176.8		13,654.9		8,865.9
Operating income																	1,417.8		988.0		808.7
Non-operating charges, net																					(2.0)
Undistributed loss from joint venture																					(0.3)
Interest expense, net																	(156.2)		(179.6)		(49.7)
Income before income taxes																	1,261.6		808.4		756.7
Provision for income taxes																	462.3		293.0		275.4
Net income (loss) from continuing operations																	799.3		515.4		481.3
Equity in earnings of subsidiaries																	381.9		312.2		294.8
Net income (loss)																	1,181.2		827.6		776.1
Guarantors [Member]
Condensed Consolidating Statement of Operations
Revenues																	15,287.8		10,004.2		12,208.4
Operating expenses																	14,635.8		9,497.7		11,737.7
Operating income																	652.0		506.5		470.7
Interest expense, net																	(6.2)		(6.5)		(13.1)
Income before income taxes																	645.8		500.0		457.6
Provision for income taxes																	241.0		185.9		157.5
Net income (loss) from continuing operations																	404.8		314.1		300.1
Net income (loss)																	404.8		314.1		300.1
Non-Guarantors [Member]
Condensed Consolidating Statement of Operations
Revenues																	90.8		75.2		58.2
Operating expenses																	89.7		72.2		63.3
Operating income																	1.1		3.0		(5.1)
Interest expense, net																	0.2		(3.0)		(1.8)
Income before income taxes																	1.3				(6.9)
Provision for income taxes																	0.8		2.9		(1.4)
Net income (loss) from continuing operations																	0.5		(2.9)		(5.5)
Net (loss) income from discontinued operations, net of tax																	(23.4)		1.0		0.2
Net income (loss)																	(22.9)		(1.9)		(5.3)
Eliminations [Member]
Condensed Consolidating Statement of Operations
Equity in earnings of subsidiaries																	(381.9)		(312.2)		(294.8)
Net income (loss)																	$ (381.9)		$ (312.2)		$ (294.8)

[1]	Includes retail pharmacy co-payments of $1662.6 and $822.7 for the three months ended March 31, 2010 and 2009, respectively, $1547.3 and $721.1 for the three months ended June 30, 2010 and 2009, respectively, $1478.5 and $708.4 for the three months ended September 30, 2010 and 2009, respectively, and $1493.0 and $879.9 for the three months ended December 31, 2010 and 2009, respectively.
[2]	Includes the December 1, 2009 acquisition of NextRx.
[3]	Restated to exclude the discontinued operations of PMG
[4]	Includes retail pharmacy co-payments of $6,181.4, $3,132.1, and $3,153.6 for the years ended December 31, 2010, 2009, and 2008, respectively.